Issuance of Units (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended		11 Months Ended	12 Months Ended
	Feb. 18, 2014	Feb. 11, 2015	Mar. 09, 2017	Feb. 14, 2014	Nov. 18, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units						$ 440	$ 72,090	$ 104,499
Proceeds from issuance of common units, net of offering costs							72,090	104,499
Net proceeds from issuance of general partner units						10	1,528	2,233
Proceeds from public public offering of common units, net of offering costs) value						440
Net proceeds from issuance of general partner units (see note 13)						$ 10	$ 1,528	$ 2,233
Common Unitholders
Class Of Stock [Line Items]
Maximum aggregate offering price					$ 25,000
Partners Capital account units sold in public offering		4,000,000		5,500,000			5,720,547	6,325,000
Unit price		$ 13.09		$ 17.3
Proceeds from issuance of Common Limited partners units		$ 52,360		$ 95,150
Proceeds from issuance of common units, net of offering costs		50,120		91,135			$ 72,090	$ 104,499
Offering costs		$ 216		$ 306
Proceeds from public public offering of common units, net of offering costs) units					244,201	244,201
Proceeds from public public offering of common units, net of offering costs) value					$ 440	$ 440
Common Unitholders | Overallotment Option
Class Of Stock [Line Items]
Partners Capital account units sold in public offering	825,000	600,000
Proceeds from issuance of Common Limited partners units	$ 14,273	$ 7,854
Proceeds from issuance of common units, net of offering costs	$ 13,670	$ 7,518
General Partner
Class Of Stock [Line Items]
Partners Capital account units sold in public offering		81,633		112,245
General Partner's capital account units sold in public offering					4,984	4,984	116,746	129,082
Net proceeds from issuance of general partner units		$ 1,069		$ 1,942
Navios GP L.L.C. general partner interest in Navios Partners					2.00%
Net proceeds from issuance of general partner units (see note 13)					$ 10	$ 10	$ 1,528	$ 2,233
General Partner | Overallotment Option
Class Of Stock [Line Items]
General Partner's capital account units sold in public offering	16,837	12,245
Net proceeds from issuance of general partner units	$ 291	$ 160
Navios Holdings
Class Of Stock [Line Items]
Proceeds from issuance of private placement		$ 14,967
Navios Holdings | Subsequent Event
Class Of Stock [Line Items]
Ownership percentage of Navios Holdings			19.40%
Navios GP L.L.C. general partner interest in Navios Partners			2.00%
Navios Holdings | Common Unitholders
Class Of Stock [Line Items]
Unit price		$ 13.09
Common Limited Partner's capital account units sold in private placement		1,120,547
Navios Holdings | General Partner
Class Of Stock [Line Items]
Unit price		$ 13.09
Common Limited Partner's capital account units sold in private placement		22,868
Navios Holdings
Class Of Stock [Line Items]
Ownership percentage of Navios Holdings						20.00%
Navios GP L.L.C. general partner interest in Navios Partners						2.00%